Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000237195 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000237195 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000237195 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000237195 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000237195 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000237195 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000237195 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000237195 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000240952 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000240952 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000240952 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000240952 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.90%
C000243870 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000243870 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000243870 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000243870 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000245670 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000245670 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000245670 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.80%
C000245670 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%